Consolidated statements of cash flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-cash investing and financing activities
Capital expenditures included in liabilities at the end of the year	$ 4,419	$ 13,761	$ 11,837
Capital expenditures included in liabilities at the end of the year - Right-of-use assets	1,698	106	169
Equity raising costs included in liabilities at the end of the year			20
Loan issuance costs included in liabilities at the end of the year	6,188	6,059	23
Dividend declared included in liabilities at the end of the year	109		9,539
Non-cash prepayment of lease payments	24,459	38,183	$ 55,374
Imputed interest included in liabilities at the end of the year	12,329	3,294
Capitalized interest included in current liabilities at the end of the year	$ 3,371	$ 547